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                                                                   THE HARTFORD




December 15, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room

RE: HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT TEN
      ("REGISTRANT")
    PUTNAM HARTFORD CAPITAL MANAGER SERIES V
    FILE NO. 33-73572

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 to the Registration Statement for the above referenced Registrant do not differ from that which was filed electronically on December 4, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions concerning this filing, please call me at
(860) 843-5445.

Sincerely,

/s/ Christopher M. Grinnell

Christopher M. Grinnell
Counsel

Enclosure